----------------------------------------------------------------------------
PROSPECTUS                                                 November 21, 1997
----------------------------------------------------------------------------


                                               (Evergreen logo appears here)
EVERGREEN SELECT EQUITY TRUST

----------------------------------------------------------------------------
Evergreen Select Strategic Value Fund
Evergreen Select Diversified Value Fund
Evergreen Select Large Cap Blend Fund
Evergreen Select Common Stock Fund
Evergreen Select Strategic Growth Fund
Evergreen Select Equity Income Fund
Evergreen Select Small Company Value Fund
Evergreen Select Social Principles Fund
Evergreen Select Balanced Fund
(Each a "Fund," together the "Funds")



INSTITUTIONAL SHARES



     This prospectus explains important information about the Institutional Shares of the Evergreen Select Equity Trust, including information on how the Funds invest and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.


     When you consider investing in a Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.


     By itself, no Fund is a complete investment plan. When considering an investment in any of the Funds, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Funds. You can find information on the risks associated with investing in the Funds under the section called "Fund Descriptions."


     To learn more about the Evergreen Select Equity Trust, call 1-800-633-2700 for a free copy of the Funds' statement of additional information ("SAI") dated November 21, 1997 as supplemented from time to time. The Funds have filed the SAI with the Securities and Exchange Commission and have incorporated it by reference (legally included it) into this prospectus.


Please remember that shares of the Funds are:

o Not deposits or obligations of any bank.
o Not endorsed or guaranteed by any bank.
o Not insured or otherwise protected by the Federal Deposit Insurance Corporation or any other agency.
o Subject to investment risks, including possible loss of the principal amount.




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
                               ----------------




 EXPENSES                                        3
 FUND DESCRIPTIONS                               4
          Investment Objectives                  4
          Securities and Investment Practices
              Used By Each Fund                  5
 BUYING AND SELLING SHARES                       7
          How To Buy Shares                      7
          How to Redeem Shares                   8
          Additional Transaction Policies        9
          Exchanges                              9
          Dividends                              9
          Taxes                                  9
          Shareholder Services                  10
 FUND DETAILS                                   10
          Fund Organization and Service
              Providers                         10
          Other Information And Policies        14
          Fund Performance                      15

--------------------------------------------------------------------------------
                                   EXPENSES
--------------------------------------------------------------------------------
     The tables and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Funds. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund. There are no shareholder transaction expenses.


     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The table below shows the Funds' estimated annual operating expenses for the fiscal period ending June 30, 1998. Each Fund's example shows what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Funds' actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Funds see "Fund Details."


                                                    Management                     Other         Total Operating
                                                       Fees                      Expenses        Expenses (After
 Annual Fund Operating Expenses                   (After Expense     12b-1    (After Expense    Expense Waivers or
(as a percentage of average daily net assets)    Reimbursements)1    Fees     Reimbursements)   Reimbursements)1
Evergreen Select Strategic Value Fund                 0.60%          None          0.15%              0.75%
Evergreen Select Diversified Value Fund               0.50%          None          0.10%              0.60%
Evergreen Select Large Cap Blend Fund                 0.60%          None          0.11%              0.71%
Evergreen Select Common Stock Fund                    0.60%          None          0.10%              0.70%
Evergreen Select Strategic Growth Fund                0.60%          None          0.12%              0.72%
Evergreen Select Equity Income Fund                   0.60%          None          0.17%              0.77%
Evergreen Select Small Company Value Fund             0.80%          None         0.20%1              1.00%
Evergreen Select Social Principles Fund               0.70%          None          0.16%              0.86%
Evergreen Select Balanced Fund                        0.50%          None          0.11%              0.61%
 Example of Fund Expenses                             1 year        3 years
Evergreen Select Strategic Value Fund                  $ 8           $24
Evergreen Select Diversified Value Fund                $ 6           $20
Evergreen Select Large Cap Blend Fund                  $ 7           $23
Evergreen Select Common Stock Fund                     $ 7           $22
Evergreen Select Strategic Growth Fund                 $ 7           $23
Evergreen Select Equity Income Fund                    $ 8           $25
Evergreen Select Small Company Value Fund              $10           $32
Evergreen Select Social Principles Fund                $ 9           $27
Evergreen Select Balanced Fund                         $ 6           $20

--------
(1) Each Fund's investment adviser has voluntarily agreed to waive 0.10% of each Fund's investment advisory fee. Without such waivers, each management fee set forth above would be 0.10% higher. The investment advisers currently intend to continue this expense waiver through November 30, 1998; however, each may modify or cancel its expense waiver at any time. See "Fund Details" for more information. In addition, the investment adviser to Evergreen Select Small Company Value Fund has limited that Fund's Other Expenses to 0.20%. Absent expense waivers and/or reimbursements, the Total Operating Expenses for each of the Funds would be as follows:

                                              Management Fee     Other Expenses (Without        Total Fund
 Fund                                        (Without Waivers)       Reimbursements)        Operating Expenses
Evergreen Select Strategic Value Fund              0.70%                    --                           0.85%
Evergreen Select Diversified Value Fund            0.60%                    --                           0.70%
Evergreen Select Large Cap Blend Fund              0.70%                    --                           0.81%
Evergreen Select Common Stock Fund                 0.70%                    --                           0.80%
Evergreen Select Strategic Growth Fund             0.70%                    --                           0.82%
Evergreen Select Equity Income Fund                0.70%                    --                           0.87%
Evergreen Select Small Company Value Fund          0.90%                  0.28%                          1.18%
Evergreen Select Social Principles Fund            0.80%                    --                           0.96%
Evergreen Select Balanced Fund                     0.60%                    --                           0.71%

--------------------------------------------------------------------------------
                               FUND DESCRIPTIONS
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES


     Evergreen Select Strategic Value Fund seeks long-term capital appreciation with current income as a secondary objective. The Fund invests primarily in the equity securities of large companies (i.e., a company with a market capitalization of over $5 billion at the time of investment) and mid-size U.S. companies (i.e., companies with market capitalizations of over $1 billion but less than $5 billion at the time of investment). Generally selected are stocks that the Fund's investment adviser believes are undervalued relative to their true values and exhibit positive trends in their underlying operations and earnings expectations.


     Evergreen Select Diversified Value Fund seeks long-term capital appreciation with current income as a secondary objective. Normally, the Fund invests primarily in equity securities of U.S. companies with prospects for earnings growth and dividends. Generally selected are stocks that the Fund's investment adviser believes are undervalued relative to their true values and exhibit positive trends in their underlying operations and earnings expectations.


     Evergreen Select Large Cap Blend Fund seeks to achieve long-term capital growth. The Fund invests at least 65% of its total assets in the equity securities of large companies (i.e. a company with a market capitalization of over $5 billion at the time of investment). The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.


     Evergreen Select Common Stock Fund seeks long-term capital appreciation. The Fund invests at least 65% of its total assets in common stocks of U.S. companies. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.


     Evergreen Select Strategic Growth Fund seeks long-term capital appreciation. The Fund invests primarily in the equity securities of large and mid-size U.S. companies, which, in the opinion of the Fund's adviser, demonstrate the potential for superior and sustainable earnings growth.


     Evergreen Select Equity Income Fund seeks high current income as a primary investment objective, and long-term capital appreciation as a secondary objective. The Fund invests at least 65% of its total assets in income producing equity securities that are generally characterized by having below-average price to earnings ratios and higher dividend yields relative to their industry groups. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.


     Evergreen Select Small Company Value Fund seeks capital appreciation. The Fund invests at least 65% of its total assets in the equity securities of small companies (i.e., a company with a market capitalization of $1 billion or less at the time of investment). The Fund invests in stocks of companies it believes the market has temporarily undervalued in relation to such factors as the company's assets, cash flow or earnings potential. The Fund selects securities it thinks will rise in value sooner than most observers anticipate, increasing the value of Fund shares.

     Evergreen Select Social Principles Fund seeks to provide long-term capital growth. The Fund invests in the equity securities of mid-size companies that respect human rights, play a role in local communities and produce useful products in an environmentally sound way. The Fund will not invest in companies that produce liquor, tobacco, weapons or nuclear energy.


     Evergreen Select Balanced Fund seeks long-term total return through capital appreciation, dividends and interest income. The Fund invests in growth oriented common and preferred stocks and fixed income securities to provide a stable income flow. It is anticipated that the Evergreen Select Balanced Fund's asset allocation will range between 40-75% in common and preferred stocks, 25-50% in fixed income securities (including some convertible securities) and 0-25% in cash equivalents.


     Each Fund's investment objective(s) is nonfundamental. As a result, a Fund may change its objective(s) without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. A Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding a Fund's fundamental investment policies or other related investment policies.


SECURITIES AND INVESTMENT PRACTICES USED BY EACH FUND

     You can find more information about the types of securities in which a Fund may invest, the types of investment techniques a Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Funds' SAI contains additional information about these investments and investment techniques.


Equity Securities. Each Fund, with the exception of Evergreen Select Balanced Fund, invests primarily in common stocks. A common stock represents an equity (ownership) interest in a corporation. Each Fund expects to profit from stocks primarily by (1) selling shares at a higher price than it paid and (2) earning dividends.


     Each Fund may invest in convertible securities. Convertible securities are corporate securities that can be exchanged for a different type of corporate security. Convertible securities normally purchased by the Funds are convertible preferred stocks and convertible bonds, both of which can be exchanged for common stocks.


     Investments in stocks are subject to market risk, which is the possibility that stock prices in general will decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Also, investing in small companies involves greater risk than investing in larger companies. Small company stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by such companies on limited product lines, markets, and financial and management resources. These and other factors may make small companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small companies may be less marketable than larger companies.


Debt Securities. Evergreen Select Balanced Fund may invest in bonds or other instruments used by corporations or governments to borrow money from investors, including all kinds of convertible securities. When the Fund buys a debt security, it expects to earn a variable or fixed rate of interest and it expects the issuer to repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The main risks of investing in debt securities are:


     o Interest Rate Risk: The risk that a bond's prices will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short term bonds.


     o Credit Risk: The chance that the issuer of a bond will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income and/or share price.


     Debt securities have varying degrees of quality. Investment grade bonds are generally rated within the three highest grades as determined by Standard & Poor's Ratings Group ("S & P") (AAA, AA, or A), Moody's Investors Service ("Moody's") (Aaa, Aa, or A), or Fitch Investors Service, L.P. ("Fitch") (AAA, AA, or A) or their respective equivalent ratings or, if not rated or rated by another system, determined by the Fund's adviser to be of equivalent credit quality to securities so rated. Bonds rated A or above are regarded as having a strong capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances may to lead to a weakened capacity to pay interest and repay principal compared to higher-rated bonds.


     The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. Also, if S&P, Moody's or Fitch changes its ratings system, each Fund will try to use comparable ratings as standards according to the Fund's investment objectives and policies.


United States ("U.S.") Government Securities. U.S. government securities are debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Some U.S. government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the U.S. Others, however, are supported only by the credit of the instrumentality or by the right of the instrumentality to borrow from the U.S. government.


     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the Funds' shares.


Mortgage-Backed Securities. A mortgage-backed security represents an interest in a "pool" of commercial or residential mortgages. Payments of interest and principal made by the individual borrowers on the mortgages that underlie the securities are passed through to the Fund. Evergreen Select Balanced Fund may invest in mortgage-backed securities and other complex asset backed securities, including collateralized mortgage obligations and stripped mortgage-backed securities.


     Early repayment of the mortgages underlying the securities may expose a fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what a fund anticipated at the time of purchase.


     Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates and difficult to predict.


Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Each Fund may purchase put and call options, write covered put and call options, enter into futures contracts and use options on futures contracts. The Funds may use futures and options for hedging purposes only, not for speculation.


     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.


Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.


Securities Lending. To generate income and offset expenses, each Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.

     Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.


Repurchase Agreements. Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement by a Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of a Fund to sell the security in the open market in case of default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses.


Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of a Fund.


Investing in Securities of Other Investment Companies. The Funds may invest in securities of other investment companies. As a shareholder of another investment company, a Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that a Fund currently bears concerning its own operations and may result in some duplication of fees.


When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.


Temporary Defensive Investments. Each Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.


Other Investment Restrictions. Each Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.
--------------------------------------------------------------------------------
                           BUYING AND SELLING SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES


     Institutional investors may buy Institutional Shares of the Funds through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. ("EDI") Investors may purchase Institutional shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.


Minimum Investment. The minimum initial investment in Institutional Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.


Opening an Account. You may open an account by mailing a signed account application to the particular Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may get an account application by calling 1-800-633-2700.


     Except as provided below, you can only purchase shares by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-633-2700. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.

Offering Price and Other Purchase Information. When you buy a Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. To receive that day's offering price, a Fund must receive and accept your order by the close of regular trading (currently 4:00 p.m. Eastern time); otherwise, you will receive the next day's offering price. For more information, see "How the Funds Calculate Their NAV."


     You may, at a Fund's discretion, pay for shares of a Fund with securities instead of cash. Additionally, if you want to buy a Fund's shares equal in amount to $5 million or more the Fund may require you to pay for those shares with securities instead of cash. A Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, a Fund will value the securities in the manner described under "How the Funds Calculate Their NAV." Investors who receive a Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.


HOW TO REDEEM SHARES

     You may redeem shares of a Fund by mail, telephone or other types of telecommunication.


Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:


     Evergreen Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121


     The signatures on the written request must be properly guaranteed, as described below.


How To Redeem By Telephone. You may redeem your shares by calling 1-800-633-2700 between the hours of 9:00 a.m. and 5:00 p.m. (Eastern time) on each business day. You may also redeem shares by sending a facsimile to 617-210-2708 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.


     If you are unable to reach the Funds, or the Service Company by telephone, you should redeem by mail.


     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.


Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV computed at the close of the NYSE on the day that a Fund receives your request, if your request is received before 4:00 p.m. Eastern time. If a Fund receives your redemption request after 4:00 p.m. Eastern time, you will receive the next day's NAV. Generally, a Fund pays redemption proceeds within seven days. The Funds may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate Their NAV."


     The Funds may, at their discretion, pay your redemption proceeds with securities instead of cash. However, each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.


     Except as otherwise noted, neither the Funds, the Service Company nor the Funds' distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Funds, the Service Company nor the Funds' distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.


     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed, as described below.

ADDITIONAL TRANSACTION POLICIES

How The Funds Calculate Their NAV. A Fund's NAV equals the value of its share without sales charges. A Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The Funds compute their NAV as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open.


     The Funds' assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. In addition, securities for which quotations are not readily available are valued by a method that the Board of Trustees believes accurately reflects fair value.


Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.


EXCHANGES

     You may exchange Institutional Shares of any Fund for Institutional Shares of any other Evergreen Select Fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the Funds to and from which you wish to exchange.


     Signatures on exchange orders must be guaranteed, as described above.


     The Funds reserve the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a year or three exchanges in a calendar quarter.


     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.


     For federal income tax purposes, an exchange is treated as a sale for taxable investors.


DIVIDENDS

     As a shareholder, you are entitled to your share of earnings on a Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that a Fund earns from its stocks plus any interest it receives from its bonds. The Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.


Dividend Schedule. Each Fund pays shareholders its net investment income monthly. Each Fund pays shareholders its net capital gains at least once a year.


Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund.


     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.


TAXES

     Each Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.

     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:


     o Income distributions and net short-term capital gains are taxable as ordinary income.


     o Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.


     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes. You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in the Funds.


SHAREHOLDER SERVICES

     Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-633-2700 or by writing to the Service Company.


Subaccounts. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.
--------------------------------------------------------------------------------
                                 FUND DETAILS
--------------------------------------------------------------------------------
FUND ORGANIZATION AND SERVICE PROVIDERS


Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. Each Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Equity Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.


Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, the Funds' performance and its contractual arrangements with various service providers.


Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.


     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote.


Adviser. The adviser to each Fund, other than the Evergreen Select Small Company Value Fund, is First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union and FUNB are located at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

Each Fund, other than the Evergreen Select Small Company Value Fund, pays FUNB a fee for its services as set forth below. FUNB annual advisory fees are expressed as a percentage of average net assets. In addition, FUNB has voluntarily agreed to reduce its advisory fee by 0.10%, for each Fund it advises, resulting in the net advisory fees that are also indicated in the table below.


       Fund                                       Advisory Fee   Net Advisory Fee
       Evergreen Select Strategic Value Fund         0.70%            0.60%
       Evergreen Select Diversified Value Fund       0.60%            0.50%
       Evergreen Select Large Cap Blend Fund         0.70%            0.60%
       Evergreen Select Common Stock Fund            0.70%            0.60%
       Evergreen Select Strategic Growth Fund        0.70%            0.60%
       Evergreen Select Equity Income Fund           0.70%            0.60%
       Evergreen Select Social Principles Fund       0.80%            0.70%
       Evergreen Select Balanced Fund                0.60%            0.50%

     Evergreen Asset Management Corp. ("Evergreen Asset") is the investment adviser to Evergreen Select Small Company Value Fund. Evergreen Asset is located at 2500 Westchester Avenue, Purchase, New York 10577 and is also a subsidiary of First Union. Evergreen Select Small Company Value Fund pays Evergreen Asset an annual advisory fee equal to 0.90% of average net assets. Currently, Evergreen Asset has voluntarily agreed to limit its advisory fee to 0.80% of the average net assets of the fund.


     FUNB and Evergreen Asset currently intend to continue waiving 0.10% of each Fund's respective advisory fee, where applicable, through November 30, 1998. FUNB and Evergreen Asset may each modify or cancel its expense waiver at any time.


Sub-Adviser. With respect to Evergreen Select Small Company Value Fund, Evergreen Asset has entered into a sub-advisory agreement with Lieber & Company. Under that agreement, Lieber & Company furnishes Evergreen Asset with information, investment recommendations, advice and assistance. Evergreen Asset reimburses Lieber & Company for the direct and indirect costs it incurs while performing its sub-advisory services. Lieber & Company is located at 2500 Westchester Avenue, Purchase, New York, 10566. Lieber & Company is a subsidiary of First Union.


Portfolio Managers. Information about the individual portfolio managers responsible for managing each Fund, including their occupations for the past five years, is provided below.
--------------------------------------------------------------------------------
Fund               Portfolio Manager(s)


Evergreen Select
Common Stock Fund  The portfolio managers of the Fund are Mark C. Sipe, CFA and
                   Hanspeter Giger, CFA.

                   Mark C. Sipe, CFA. Since joining First Union in 1983, Mr. Sipe has been a Senior Vice President. He has over 19 years of investment management experience. Aside from co-managing the Fund, he is responsible for the oversight of equity research efforts and all equity investment processes.

                   Hanspeter Giger, CFA. Mr. Giger has 12 years of investment management experience. For the past five years, Mr. Giger has been a Vice President and Equity Analyst of First Union. Aside from co-managing the Fund, he is responsible for overseeing and coordinating FUNB's Investment Research/Core team. Prior to joining First Union in 1987, Mr. Giger held a securities analyst position at Wells Fargo Bank in San Francisco, CA.

Evergreen Select
Equity Income Fund Paul A. DiLella. Paul A. DiLella is a Vice President and
                   Senior Investment Officer of FUNB. Aside from managing the Fund, Mr. DiLella has been the portfolio manager of the Evergreen Utility Fund since 1996. Mr. DiLella joined First Fidelity Bank in 1982, which was acquired by First Union in 1995, as Vice President and Portfolio Manager of the Asset Management Group. Mr. DiLella has over 16 years of investment experience.

--------------------------------------------------------------------------------
Fund               Portfolio Manager(s)
Evergreen Select
Large Cap Blend    Eric Wiegand is the team leader of a group of four seasoned
Fund               investment professionals who manage this Fund. Managing the
                   Fund along with Mr. Wiegand are Daryl L. Brown, R. Dean
                   Hawes, Dillon Harris and Steven J. Hoeft.

                   Eric M. Wiegand. Eric Wiegand is also responsible for managing the Evergreen Select Social Principles Fund. Prior to rejoining First Fidelity Bank in 1994, which was acquired by First Union in 1995, Mr. Wiegand was an Assistant Vice President and Portfolio Manager with First Fidelity Bank from 1989-1993. He also served as a Vice President and Senior Portfolio Manager with PNC Bank in Philadelphia from 1993-1994.

Evergreen Select
Strategic Growth   The portfolio managers of the Fund are W. Shannon Reid,
Fund               CFA, and Timothy M. Stevenson, CFA.

                   W. Shannon Reid, CFA. Shannon Reid has over 13 years of investment experience. His responsibilities include equity analysis and portfolio management for FUNB's growth-style equity products. Mr. Reid has been with First Union since 1988 as a Vice President and Portfolio Manager.

                   Timothy M. Stevenson, CFA. Tim Stevenson has over 16 years of investment experience. Before joining First Union in 1994 as a Senior Vice President and Portfolio Manager, Tim served as a research director and portfolio manager for Cedar Hill Associates, Inc. from 1979-1984.

Evergreen Select
Strategic Value    Timothy O'Grady is the team leader of a group of three
Fund               seasoned professionals who manage the Strategic Value Fund.
                   Managing the Fund along with Mr. O'Grady are J. Donald
                   Raines, Jack Gray and Elizabeth Smith.

                   Timothy E. O'Grady. Since joining First Union (then First Fidelity Bank) in 1986, Timothy O'Grady has been a portfolio manager in the Employee Benefit Equity/Balanced Unit of the Capital Management Group in Newark, NJ. He is also co-manager of the Select Value Fund. He recently became a Senior Vice President and Senior Portfolio Manager this year.

Evergreen Select
Small Company      The portfolio managers for the Fund are Stephen A. Lieber,
Value Fund         Gary R. Buesser and Nola M. Falcone, CFA.

                   Stephen Lieber. Mr. Lieber is Chairman and Co-Chief Executive Officer of Lieber & Co. and Evergreen Asset Management Corp. He was the founding Partner of Lieber & Co. in 1969 and served as Senior Partner until June, 1994. He is Portfolio Manager of Evergreen Fund, Evergreen Foundation Fund and Evergreen Tax Strategic Foundation Fund. He was a founding General Partner of Vanden Broeck, Lieber & Co. from 1956 to 1969.

                   Gary Buesser. Mr. Buesser joined Lieber & Company as an analyst in 1996. Previously, he was a Portfolio Manager/Analyst with Cowen Asset Management and Shearson Lehman Brothers. Mr. Buesser is currently the Portfolio Manager of the Evergreen Growth & Income Fund. Prior to managing the Growth & Income Fund, Mr. Buesser worked as an associate portfolio manager on the Evergreen Foundation Fund and as primary manager for pension and non-profit portfolios. He is a member of the New York Society of Security Analysts and The Association for Investment Management and Research.

--------------------------------------------------------------------------------
Fund               Portfolio Manager(s)
                   Nola Falcone, CFA. Nola Falcone is President and Co-Chief Executive Officer of Lieber & Co. and Evergreen Asset Management Corp. She was a General Partner of Lieber & Co. from January, 1981 to June, 1994 and joined Lieber & Co. as a Senior Portfolio Manager in 1974. She is Portfolio Manager for Evergreen Income & Growth Fund and Evergreen Small Cap Equity Fund.

Evergreen Select
Social Principles  Eric M. Wiegand. Eric Wiegand is also responsible for
Fund managing the Evergreen Select Large Cap Blend Fund. Prior to rejoining First Fidelity Bank in 1994, which was acquired by First Union in 1995, Mr. Wiegand was an Assistant Vice President and Portfolio Manager with First Fidelity Bank from 1989-1993. He also served as a Vice President and Senior Portfolio Manager with PNC Bank in Philadelphia from 1993-1994.

Evergreen Select
Balanced Fund      Dean Hawes manages the Fund's equity portfolio. Rollin C.
                   Williams is responsible for the fixed income portfolio of the Fund.

                   Dean Hawes. Dean Hawes has over 22 years of investment experience. He is currently portfolio manager of the Evergreen Balanced Fund and a limited number of institutional accounts. Since joining First Union from Merrill Lynch in 1981, Mr. Hawes has been a Vice President and Senior Portfolio Manager.

                   Rollin C. Williams, CFA. Rollin Williams has over 28 years of investment and banking management experience. In addition to managing First Union's Diversified Bond Group Trust and the Evergreen U.S. Government Fund, he is also responsible for the management of over $2.2 billion in fixed income portfolios. Before joining First Union, Mr. Williams was the head of fixed income investment at Dominion Trust Company in Roanoke, VA. Mr. Williams has been with First Union since 1993 when Dominion was acquired by the bank; he started with Dominion Trust Company in 1988. Since joining First Union, Mr. Williams has been a Vice President and Senior Portfolio Manager.

Evergreen Select
Diversified
Value Fund         David C. Francis, CFA. David Francis joined First Union in
                   1994 as Managing Director and Chief Investment Officer.
                   David Francis has over 20 years of equity analysis and investment experience. He is responsible for directing the institutional investment organization for the First Union
                   Capital Management Group. Mr. Francis joined First Union from Federated Investment Counseling, a division of Federated Investors in Pittsburgh, PA, where he managed equities for employee benefit and tax-exempt separate accounts and mutual funds since 1978.


Distributor. Evergreen Distributor, Inc. is each Fund's distributor. Evergreen Distributor, Inc. is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. Evergreen Distributor, Inc. markets the Funds and distributes their shares through broker-dealers, financial planners and other financial representatives. Evergreen Distributor, Inc. is not affiliated with First Union Corporation.


Transfer Agent. Evergreen Service Company is each Fund's transfer agent. Evergreen Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. Evergreen Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.


Administrator. Evergreen Investment Services, Inc. ("EKS") serves as administrator to each Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EKS provides the Funds with facilities, equipment and personnel. For its services as administrator, EKS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:

                            Aggregate Average Daily Net Assets Of Mutual Funds For Which Any
      Administrative Fee        Subsidiary Of First Union Serves As Investment Adviser
              0.050%                            on the first $7 billion
              0.035%                            on the next $3 billion
              0.030%                            on the next $5 billion
              0.020%                            on the next $10 billion
              0.015%                            on the next $5 billion
              0.010%                      on assets in excess of $30 billion

OTHER INFORMATION AND POLICIES

Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as each Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.


Securities Transactions. Under policies established by the Trust's Board of Trustees, each Fund's investment adviser selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, each Fund's investment adviser may select broker-dealers who are affiliated with the adviser. Moreover, the Funds may pay higher commissions to broker-dealers that provide research services, which the adviser may use in advising the Funds or its other clients.


Portfolio Turnover. The estimated annual portfolio turnover rate for each Fund is not expected to exceed the rate set forth below.


                                                        Estimated Annual
                Fund Name                              Portfolio Turnover
                Evergreen Select Strategic Value                      35%
                Evergreen Select Diversified Value                    50%
                Evergreen Select Large Cap Blend                      75%
                Evergreen Select Common Stock                         50%
                Evergreen Select Strategic Growth                    125%
                Evergreen Select Equity Income                        50%
                Evergreen Select Small Cap Value                      50%
                Evergreen Select Social Principles                    75%
                Evergreen Select Balanced                            100%

     A high rate of portfolio turnover (100% or more) may involve correspondingly greater brokerage commissions and other transaction costs, which a Fund and its shareholders must bear. It may also result in the realization of larger amounts of net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.


Code of Ethics. Each Fund and its adviser have adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and their advisers (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.


Other Classes of Shares. Each Fund, other than Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund, offers two classes of shares, Institutional and Institutional Service. Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund each offer three classes of shares, Charitable, Institutional and Institutional Service. Only Institutional Shares are offered through this prospectus. Call the Service Company for information on the other classes of shares, including how to get a prospectus.

FUND PERFORMANCE

Total Return. Total return is the change in value of an investment in a Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.


Yield. Yield is the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond Funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.


Related Performance Information. Evergreen Select Strategic Value Fund, Evergreen Select Large Cap Blend Fund, Evergreen Select Common Stock Fund, Evergreen Select Strategic Growth Fund, Evergreen Select Equity Income Fund and Evergreen Select Social Principles Fund. The Funds commenced operations on or about November 24, 1997. On that date, each of seven common trust funds (each a "CTF") transferred substantially all its assets to the Fund having materially equivalent investment objectives, policies and limitations in exchange for shares of such Fund. After such transfer, each Fund's portfolio of investments was the same as the portfolio of the corresponding CTF immediately prior to the transfer.


     The CTF's are for all practical purposes "predecessors" of the Funds. As a result, the performance for each Fund's Institutional Shares is calculated for periods commencing before October 31, 1997, by including the corresponding CTF's average annual total return. The CTF's average annual total return is adjusted to reflect the deduction of fees and expenses as stated under "Expenses." These fees and expenses include management fees and certain other Fund expenses. These fees and expenses have not, however, been adjusted to reflect any expense waivers or reimbursements.


     The quoted performance data includes the performance of the CTF's for periods before the Trust's Registration Statement became effective. In the case of Evergreen Select Strategic Growth Fund, where two CTFs transferred assets into the Fund, performance information provided is for the larger of the two CTF's. The CTF's were not registered under the 1940 Act and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the CTF's had been registered under the 1940 Act, their performance might have been adversely affected. In addition, the CTF's were not subject to the provisions of the Internal Revenue Code with respect to "regulated investment companies," which provisions, if imposed, could have adversely affected the CTF's performance. Employee benefit plans that invest plan assets in the CTF's may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period if they reflected these charges.

                                                                       10 Years (Or
                                                                          since      Inception
 Fund Name (Predecessor CTF)              1 Year   3 Years   5 Years    Inception)     Date
Evergreen Select Strategic Value Fund
  (Select Value Trust)                    33.24%   26.47%    20.55%   16.58%         12/31/81
  Institutional Shares
Evergreen Select Large Cap Blend Fund
  (Charitable Equity Trust)               29.69%   30.01%      N/A    22.12%         12/31/93
  Institutional Shares
Evergreen Select Common Stock Fund
  (Common Stock Trust)                    30.07%   26.65%    16.67%   14.90%         12/31/81
  Institutional Shares
Evergreen Select Strategic Growth Fund
  (Common Stock Growth Trust)             28.41%     N/A       N/A    30.28%         12/31/94
  Institutional Shares
Evergreen Select Equity Income Fund
  (Equity Income Trust)                   25.08%   21.29%    14.43%   13.71%         12/31/78
  Institutional Shares
Evergreen Select Social Principles Fund
  (Social Principles Trust)               28.33%   24.80%    18.98%   15.30%          5/31/88
  Institutional Shares

Performance of Evergreen Asset Management Corp. for Private Accounts Similar to Evergreen Select Small Company Value Fund. Set forth below is composite performance information relating to the historical performance of actual, fee-paying, fully discretionary equity accounts managed by Evergreen Asset Management Corp. These accounts have investment objectives, policies, strategies, and risks substantially similar to those of Evergreen Select Small Cap Value Fund.


     Evergreen Asset Management Corp.'s composite performance data shown below is presented in accordance with the recommended standards of the Association for Investment Management and Research (commonly referred to as AIMR) retroactively applied for all time periods. All returns include cash and cash equivalents. Securities transactions are accounted for on the trade date and accrual accounting is utilized. The composite's returns are calculated on a time-weighted basis and do not reflect the deduction of fees or expenses.


     The investment results of Evergreen Asset Management Corp.'s composite presented below are unaudited and are not intended to predict or suggest the future returns of the Fund. The performance data set forth below is provided to illustrate the past performance of Evergreen Asset Management Corp. in managing substantially similar accounts and does not represent the performance of the Funds. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data. The accounts contained in the composite are not subject to the same type of expenses as the Funds and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on a mutual fund by federal law. Consequently, the performance results for such accounts could have been adversely affected if they had been regulated under federal laws.


                    Total Assets    No. of
                         at        Accounts                                10 Years (Or
                     9/30/97(SM     as of                                     Since      Inception
 Composite          M) for AIMR    9/30/97    1 Year   3 Years   5 Years    Inception      Date
 Small Cap Value       289.4          2       48.05%   30.22%    22.88%      14.21%      12/1/82
 Composite

Evergreen Select Balanced Fund and Evergreen Select Diversified Value Fund. The following total return information is provided with reference to Evergreen Balanced Fund and Evergreen Value Fund. Evergreen Balanced Fund and Evergreen Value Fund are registered investment companies managed by Evergreen Asset Management Corp. Evergreen Balanced Fund and Evergreen Value Fund have investment objectives, policies and strategies materially equivalent to those of Evergreen Select Balanced Fund and Evergreen Select Diversified Value Fund, respectively. Past performance of the Evergreen Balanced Fund and Evergreen Value Fund is no guarantee of the future performance of Evergreen Select Balanced Fund and Evergreen Select Diversified Value Fund. The performance information set forth below is provided as of October 31, 1997.


    Period                            Evergreen Balanced Fund    Evergreen Value Fund
    One Year                                          19.97%                   27.77%
    Three Years                                       17.69%                   22.49%
    Five Years                                        13.13%                   17.04%
    Ten Years (or since inception)                    12.80%                   16.95%
    Inception Date                                   4/1/91                   1/3/91

General. The Funds may include comparative performance information in advertising or in marketing the Funds' shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDA Weisenberger and Value Line, or other industry publications or various indexes such as the S&P 500 Index.

                      (This Page Intentionally Left Blank)

Investment Advisers
First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288
Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577


Custodian
State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827


Transfer Agent
Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02116


Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036


Independent Auditors
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110


Distributor
Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019


62257
541909

----------------------------------------------------------------------------
   PROSPECTUS                                                 November 21, 1997
----------------------------------------------------------------------------
                                             (Evergreen Funds logo appears here)



EVERGREEN SELECT EQUITY TRUST

----------------------------------------------------------------------------
Evergreen Select Strategic Value Fund
Evergreen Select Diversified Value Fund
Evergreen Select Large Cap Blend Fund
Evergreen Select Common Stock Fund
Evergreen Select Strategic Growth Fund
Evergreen Select Equity Income Fund
Evergreen Select Small Company Value Fund
Evergreen Select Social Principles Fund
Evergreen Select Balanced Fund
(Each a "Fund," together the "Funds")



INSTITUTIONAL SERVICE SHARES



     This prospectus explains important information about the Institutional Service Shares of the Evergreen Select Equity Trust, including information on how the Funds invest and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.


     When you consider investing in a Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.


     By itself, no Fund is a complete investment plan. When considering an investment in any of the Funds, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Funds. You can find information on the risks associated with investing in the Funds under the section called "Fund Descriptions."


     To learn more about the Evergreen Select Equity Trust, call 1-800-343-3453 for a free copy of the Funds' statement of additional information ("SAI") dated November 21, 1997 as supplemented from time to time. The Funds have filed the SAI with the Securities and Exchange Commission and have incorporated it by reference (legally included it) into this prospectus.


Please remember that shares of the Funds are:

o Not deposits or obligations of any bank.
o Not endorsed or guaranteed by any bank.
o Not insured or otherwise protected by the Federal Deposit Insurance Corporation or any other agency.
o Subject to investment risks, including possible loss of the principal amount.




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
                               ----------------




 EXPENSES                                        3
 FUND DESCRIPTIONS                               4
          Investment Objectives                  4
          Securities and Investment Practices
              Used By Each Fund                  5
 BUYING AND SELLING SHARES                       7
          How To Buy Shares                      7
          How to Redeem Shares                   8
          Additional Transaction Policies        9
          Exchanges                              9
          Dividends                              9
          Taxes                                  9
          Shareholder Services                  10


 FUND DETAILS                                   10
          Fund Organization and Service
              Providers                         10
          Other Information And Policies        14
          Fund Performance                      15

--------------------------------------------------------------------------------
                                   EXPENSES
--------------------------------------------------------------------------------
     The tables and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Funds. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund. There are no shareholder transaction expenses.


     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The table below shows the Funds' estimated annual operating expenses for the fiscal period ending June 30, 1998. Each Fund's example shows what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Funds' actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Funds see "Fund Details."


                                                    Management                     Other         Total Operating
                                                       Fees                      Expenses        Expenses (After
 Annual Fund Operating Expenses                   (After Expense     12b-1    (After Expense    Expense Waivers or
(as a percentage of average daily net assets)    Reimbursements)1    Fees     Reimbursements)   Reimbursements)1
Evergreen Select Strategic Value Fund                 0.60%          0.25%         0.15%              1.00%
Evergreen Select Diversified Value Fund               0.50%          0.25%         0.10%              0.85%
Evergreen Select Large Cap Blend Fund                 0.60%          0.25%         0.11%              0.96%
Evergreen Select Common Stock Fund                    0.60%          0.25%         0.10%              0.95%
Evergreen Select Strategic Growth Fund                0.60%          0.25%         0.12%              0.97%
Evergreen Select Equity Income Fund                   0.60%          0.25%         0.17%              1.02%
Evergreen Select Small Company Value Fund             0.80%          0.25%        0.20%1              1.25%
Evergreen Select Social Principles Fund               0.70%          0.25%         0.16%              1.11%
Evergreen Select Balanced Fund                        0.50%          0.25%         0.11%              0.86
 Example of Fund Expenses                             1 year        3 years
Evergreen Select Strategic Value Fund               $   10        $    32
Evergreen Select Diversified Value Fund             $    9        $    27
Evergreen Select Large Cap Blend Fund               $   10        $    31
Evergreen Select Common Stock Fund                  $   10        $    30
Evergreen Select Strategic Growth Fund              $   10        $    31
Evergreen Select Equity Income Fund                 $   10        $    32
Evergreen Select Small Company Value Fund           $   13        $    40
Evergreen Select Social Principles Fund             $   11        $    35
Evergreen Select Balanced Fund                      $    9        $    27

--------
(1) Each Fund's investment adviser has voluntarily agreed to waive 0.10% of each Fund's investment advisory fee. Without such waivers, each management fee set forth above would be 0.10% higher. The investment advisers currently intend to continue this expense waiver through November 30, 1998; however, each may modify or cancel its expense waiver at any time. See "Fund Details" for more information. In addition, the investment adviser to Evergreen Select Small Company Value Fund has limited that Fund's Other Expenses to 0.20%. Absent expense waivers and/or reimbursements, the Total Operating Expenses for each of the Funds would be as follows:

                                              Management Fee     Other Expenses (Without      Total Fund
 Fund                                        (Without Waivers)       Reimbursements)       Operating Expenses
Evergreen Select Strategic Value Fund              0.70%                   --                    1.10%
Evergreen Select Diversified Value Fund            0.60%                   --                    0.95%
Evergreen Select Large Cap Blend Fund              0.70%                   --                    1.06%
Evergreen Select Common Stock Fund                 0.70%                   --                    1.05%
Evergreen Select Strategic Growth Fund             0.70%                   --                    1.07%
Evergreen Select Equity Income Fund                0.70%                   --                    1.12%
Evergreen Select Small Company Value Fund          0.90%                  0.28%                  1.43%
Evergreen Select Social Principles Fund            0.80%                   --                    1.21%
Evergreen Select Balanced Fund                     0.60%                                         0.96%

--------------------------------------------------------------------------------
                               FUND DESCRIPTIONS
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES


     Evergreen Select Strategic Value Fund seeks long-term capital appreciation with current income as a secondary objective. The Fund invests primarily in the equity securities of large companies (i.e., a company with a market capitalization of over $5 billion at the time of investment) and mid-size U.S. companies (i.e., companies with market capitalizations of over $1 billion but less than $5 billion at the time of investment). Generally selected are stocks that the Fund's investment adviser believes are undervalued relative to their true values and exhibit positive trends in their underlying operations and earnings expectations.


     Evergreen Select Diversified Value Fund seeks long-term capital appreciation with current income as a secondary objective. Normally, the Fund invests primarily in equity securities of U.S. companies with prospects for earnings growth and dividends. Generally selected are stocks that the Fund's investment adviser believes are undervalued relative to their true values and exhibit positive trends in their underlying operations and earnings expectations.


     Evergreen Select Large Cap Blend Fund seeks to achieve long-term capital growth. The Fund invests at least 65% of its total assets in the equity securities of large companies (i.e. a company with a market capitalization of over $5 billion at the time of investment). The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.


     Evergreen Select Common Stock Fund seeks long-term capital appreciation. The Fund invests at least 65% of its total assets in common stocks of U.S. companies. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.


     Evergreen Select Strategic Growth Fund seeks long-term capital appreciation. The Fund invests primarily in the equity securities of large and mid-size U.S. companies, which, in the opinion of the Fund's adviser, demonstrate the potential for superior and sustainable earnings growth.


     Evergreen Select Equity Income Fund seeks high current income as a primary investment objective, and long-term capital appreciation as a secondary objective. The Fund invests at least 65% of its total assets in income producing equity securities that are generally characterized by having below-average price to earnings ratios and higher dividend yields relative to their industry groups. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.


     Evergreen Select Small Company Value Fund seeks capital appreciation. The Fund invests at least 65% of its total assets in the equity securities of small companies (i.e., a company with a market capitalization of $1 billion or less at the time of investment). The Fund invests in stocks of companies it believes the market has temporarily undervalued in relation to such factors as the company's assets, cash flow or earnings potential. The Fund selects securities it thinks will rise in value sooner than most observers anticipate, increasing the value of Fund shares.

     Evergreen Select Social Principles Fund seeks to provide long-term capital growth. The Fund invests in the equity securities of mid-size companies that respect human rights, play a role in local communities and produce useful products in an environmentally sound way. The Fund will not invest in companies that produce liquor, tobacco, weapons or nuclear energy.


     Evergreen Select Balanced Fund seeks long-term total return through capital appreciation, dividends and interest income. The Fund invests in growth oriented common and preferred stocks and fixed income securities to provide a stable income flow. It is anticipated that the Evergreen Select Balanced Fund's asset allocation will range between 40-75% in common and preferred stocks, 25-50% in fixed income securities (including some convertible securities) and 0-25% in cash equivalents.


     Each Fund's investment objective(s) is nonfundamental. As a result, a Fund may change its objective(s) without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. A Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding a Fund's fundamental investment policies or other related investment policies.


SECURITIES AND INVESTMENT PRACTICES USED BY EACH FUND

     You can find more information about the types of securities in which a Fund may invest, the types of investment techniques a Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Funds' SAI contains additional information about these investments and investment techniques.


Equity Securities. Each Fund, with the exception of Evergreen Select Balanced Fund, invests primarily in common stocks. A common stock represents an equity (ownership) interest in a corporation. Each Fund expects to profit from stocks primarily by (1) selling shares at a higher price than it paid and (2) earning dividends.


     Each Fund may invest in convertible securities. Convertible securities are corporate securities that can be exchanged for a different type of corporate security. Convertible securities normally purchased by the Funds are convertible preferred stocks and convertible bonds, both of which can be exchanged for common stocks.


     Investments in stocks are subject to market risk, which is the possibility that stock prices in general will decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Also, investing in small companies involves greater risk than investing in larger companies. Small company stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by such companies on limited product lines, markets, and financial and management resources. These and other factors may make small companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small companies may be less marketable than larger companies.


Debt Securities. Evergreen Select Balanced Fund may invest in bonds or other instruments used by corporations or governments to borrow money from investors, including all kinds of convertible securities. When the Fund buys a debt security, it expects to earn a variable or fixed rate of interest and it expects the issuer to repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The main risks of investing in debt securities are:


     o Interest Rate Risk: The risk that a bond's prices will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short term bonds.


     o Credit Risk: The chance that the issuer of a bond will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income and/or share price.


     Debt securities have varying degrees of quality. Investment grade bonds are generally rated within the three highest grades as determined by Standard & Poor's Ratings Group ("S & P") (AAA, AA, or A), Moody's Investors Service ("Moody's") (Aaa, Aa, or A), or Fitch Investors Service, L.P. ("Fitch") (AAA, AA, or A) or their respective equivalent ratings or, if not rated or rated by another system, determined by the Fund's adviser to be of equivalent credit quality to securities so rated. Bonds rated A or above are regarded as having a strong capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances may to lead to a weakened capacity to pay interest and repay principal compared to higher-rated bonds.


     The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. Also, if S&P, Moody's or Fitch changes its ratings system, each Fund will try to use comparable ratings as standards according to the Fund's investment objectives and policies.


United States ("U.S.") Government Securities. U.S. government securities are debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Some U.S. government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the U.S. Others, however, are supported only by the credit of the instrumentality or by the right of the instrumentality to borrow from the U.S. government.


     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the Funds' shares.


Mortgage-Backed Securities. A mortgage-backed security represents an interest in a "pool" of commercial or residential mortgages. Payments of interest and principal made by the individual borrowers on the mortgages that underlie the securities are passed through to the Fund. Evergreen Select Balanced Fund may invest in mortgage-backed securities and other complex asset backed securities, including collateralized mortgage obligations and stripped mortgage-backed securities.


     Early repayment of the mortgages underlying the securities may expose a fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what a fund anticipated at the time of purchase.


     Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates and difficult to predict.


Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Each Fund may purchase put and call options, write covered put and call options, enter into futures contracts and use options on futures contracts. The Funds may use futures and options for hedging purposes only, not for speculation.


     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.


Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.


Securities Lending. To generate income and offset expenses, each Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.

     Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.


Repurchase Agreements. Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement by a Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of a Fund to sell the security in the open market in case of default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses.


Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of a Fund.


Investing in Securities of Other Investment Companies. The Funds may invest in securities of other investment companies. As a shareholder of another investment company, a Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that a Fund currently bears concerning its own operations and may result in some duplication of fees.


When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.


Temporary Defensive Investments. Each Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.


Other Investment Restrictions. Each Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.
--------------------------------------------------------------------------------
                           BUYING AND SELLING SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES


     Institutional investors may buy Institutional Service Shares of the Funds through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. ("EDI") Investors may purchase Institutional Service Shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.


Minimum Investment. The minimum initial investment in Institutional Service Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.


Opening an Account. You may open an account by mailing a signed account application to the particular Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may get an account application by calling 1-800-343-3453.


     Except as provided below, you can only purchase shares by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-343-3453. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.

Offering Price and Other Purchase Information. When you buy a Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. To receive that day's offering price, a Fund must receive and accept your order by the close of regular trading (currently 4:00 p.m. Eastern time); otherwise, you will receive the next day's offering price. For more information, see "How the Funds Calculate Their NAV."


     You may, at a Fund's discretion, pay for shares of a Fund with securities instead of cash. Additionally, if you want to buy a Fund's shares equal in amount to $5 million or more the Fund may require you to pay for those shares with securities instead of cash. A Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, a Fund will value the securities in the manner described under "How the Funds Calculate Their NAV." Investors who receive a Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.


HOW TO REDEEM SHARES

     You may redeem shares of a Fund by mail, telephone or other types of telecommunication.


Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:


     Evergreen Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121


     The signatures on the written request must be properly guaranteed, as described below.


How To Redeem By Telephone. You may redeem your shares by calling 1-800-343-3453 between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) on each business day. You may also redeem shares by sending a facsimile to 617-210-2711 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.


     If you are unable to reach the Funds, or the Service Company by telephone, you should redeem by mail.


     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.


Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV computed at the close of the NYSE on the day that a Fund receives your request, if your request is received before 4:00 p.m. Eastern time. If a Fund receives your redemption request after 4:00 p.m. Eastern time, you will receive the next day's NAV. Generally, a Fund pays redemption proceeds within seven days. The Funds may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate Their NAV."


     The Funds may, at their discretion, pay your redemption proceeds with securities instead of cash. However, each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.


     Except as otherwise noted, neither the Funds, the Service Company nor the Funds' distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Funds, the Service Company nor the Funds' distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.


     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed, as described below.

ADDITIONAL TRANSACTION POLICIES

How The Funds Calculate Their NAV. A Fund's NAV equals the value of its share without sales charges. A Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The Funds compute their NAV as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open.


     The Funds' assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. In addition, securities for which quotations are not readily available are valued by a method that the Board of Trustees believes accurately reflects fair value.


Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.


EXCHANGES

     You may exchange Institutional Service Shares of any Fund for Institutional Service Shares of any other Evergreen Select Fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the Funds to and from which you wish to exchange.


     Signatures on exchange orders must be guaranteed, as described above.


     The Funds reserve the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a year or three exchanges in a calendar quarter.


     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.


     For federal income tax purposes, an exchange is treated as a sale for taxable investors.


DIVIDENDS

     As a shareholder, you are entitled to your share of earnings on a Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that a Fund earns from its stocks plus any interest it receives from its bonds. The Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.


Dividend Schedule. Each Fund pays shareholders its net investment income monthly. Each Fund pays shareholders its net capital gains at least once a year.


Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund.


     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.


TAXES

     Each Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.

     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:


     o Income distributions and net short-term capital gains are taxable as ordinary income.


     o Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.


     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes. You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in the Funds.


SHAREHOLDER SERVICES

     Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-343-3453 or by writing to the Service Company.


Subaccounts. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.
--------------------------------------------------------------------------------
                                 FUND DETAILS
--------------------------------------------------------------------------------
FUND ORGANIZATION AND SERVICE PROVIDERS


Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. Each Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Equity Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.


Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, the Funds' performance and its contractual arrangements with various service providers.


Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.


     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote.


Adviser. The adviser to each Fund, other than the Evergreen Select Small Company Value Fund, is First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union and FUNB are located at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

Each Fund, other than the Evergreen Select Small Company Value Fund, pays FUNB a fee for its services as set forth below. FUNB annual advisory fees are expressed as a percentage of average net assets. In addition, FUNB has voluntarily agreed to reduce its advisory fee by 0.10%, for each Fund it advises, resulting in the net advisory fees that are also indicated in the table below.


       Fund                                       Advisory Fee   Net Advisory Fee
       Evergreen Select Strategic Value Fund         0.70%            0.60%
       Evergreen Select Diversified Value Fund       0.60%            0.50%
       Evergreen Select Large Cap Blend Fund         0.70%            0.60%
       Evergreen Select Common Stock Fund            0.70%            0.60%
       Evergreen Select Strategic Growth Fund        0.70%            0.60%
       Evergreen Select Equity Income Fund           0.70%            0.60%
       Evergreen Select Social Principles Fund       0.80%            0.70%
       Evergreen Select Balanced Fund                0.60%            0.50%

     Evergreen Asset Management Corp. ("Evergreen Asset") is the investment adviser to Evergreen Select Small Company Value Fund. Evergreen Asset is located at 2500 Westchester Avenue, Purchase, New York 10577 and is also a subsidiary of First Union. Evergreen Select Small Company Value Fund pays Evergreen Asset an annual advisory fee equal to 0.90% of average net assets. Of that amount, Evergreen Asset has voluntarily agreed to reduce its advisory fee by 0.10%, resulting in a net annual advisory fee of 0.80% of the average net assets of the fund.


     FUNB and Evergreen Asset currently intend to continue waiving 0.10% of each Fund's respective advisory fee, where applicable, through November 30, 1998. FUNB and Evergreen Asset may each modify or cancel its expense waiver at any time.


Sub-Adviser. With respect to Evergreen Select Small Company Value Fund, Evergreen Asset has entered into a sub-advisory agreement with Lieber & Company. Under that agreement, Lieber & Company furnishes Evergreen Asset with information, investment recommendations, advice and assistance. Evergreen Asset reimburses Lieber & Company for the direct and indirect costs it incurs while performing its sub-advisory services. Lieber & Company is located at 2500 Westchester Avenue, Purchase, New York, 10566. Lieber & Company is a subsidiary of First Union.


Portfolio Managers. Information about the individual portfolio managers responsible for managing each Fund, including their occupations for the past five years, is provided below.
--------------------------------------------------------------------------------
Fund               Portfolio Manager(s)


Evergreen Select
Common Stock Fund  The portfolio managers of the Fund are Mark C. Sipe, CFA and
                   Hanspeter Giger, CFA.

                   Mark C. Sipe, CFA. Since joining First Union in 1983, Mr. Sipe has been a Senior Vice President. He has over 19 years of investment management experience. Aside from co-managing the Fund, he is responsible for the oversight of equity research efforts and all equity investment processes.

                   Hanspeter Giger, CFA. Mr. Giger has 12 years of investment management experience. For the past five years, Mr. Giger has been a Vice President and Equity Analyst of First Union. Aside from co-managing the Fund, he is responsible for overseeing and coordinating FUNB's Investment Research/Core team. Prior to joining First Union in 1987, Mr. Giger held a securities analyst position at Wells Fargo Bank in San Francisco, CA.

--------------------------------------------------------------------------------
 Fund           Portfolio Manager(s)

Evergreen Select
Equity Income      Paul A. DiLella. Paul A. DiLella is a Vice President and
Fund               Senior Investment Officer of FUNB. Aside from managing the
                   Fund, Mr. DiLella has been the portfolio manager of the Evergreen Utility Fund since 1996. Mr. DiLella joined First
                   Fidelity Bank in 1982, which was acquired by First Union in 1995, as Vice President and Portfolio Manager of the Asset
                   Management Group. Mr. DiLella has over 16 years of investment experience.

Evergreen Select
Large Cap Blend    Eric Wiegand is the team leader of a group of four seasoned
Fund               investment professionals who manage this Fund. Managing the
                   Fund along with Mr. Wiegand are Daryl L. Brown, R. Dean
                   Hawes, Dillon Harris and Steven J. Hoeft.

                   Eric M. Wiegand. Eric Wiegand is also responsible for managing the Evergreen Select Social Principles Fund. Prior to rejoining First Fidelity Bank in 1994, which was acquired by First Union in 1995, Mr. Wiegand was an Assistant Vice President and Portfolio Manager with First Fidelity Bank from 1989-1993. He also served as a Vice President and Senior Portfolio Manager with PNC Bank in Philadelphia from 1993-1994.

Evergreen Select
Strategic Growth   The portfolio managers of the Fund are W. Shannon Reid,
Fund               CFA, and Timothy M. Stevenson, CFA.

                   W. Shannon Reid, CFA. Shannon Reid has over 13 years of investment experience. His responsibilities include equity analysis and portfolio management for FUNB's growth-style equity products. Mr. Reid has been with First Union since 1988 as a Vice President and Portfolio Manager.

                   Timothy M. Stevenson, CFA. Tim Stevenson has over 16 years of investment experience. Before joining First Union in 1994 as a Senior Vice President and Portfolio Manager, Tim served as a research director and portfolio manager for Cedar Hill Associates, Inc. from 1979-1984.

Evergreen Select
Strategic Value    Timothy O'Grady is the team leader of a group of three
Fund               seasoned professionals who manage the Strategic Value Fund.
                   Managing the Fund along with Mr. O'Grady are J. Donald
                   Raines, Jack Gray and Elizabeth Smith.

                   Timothy E. O'Grady. Since joining First Union (then First Fidelity Bank) in 1986, Timothy O'Grady has been a portfolio manager in the Employee Benefit Equity/Balanced Unit of FUNB in Newark, NJ. He is also co-manager of the Select Value Fund. He recently became a Senior Vice President and Senior Portfolio Manager this year.

Evergreen Select
Small Company      The portfolio managers for the Fund are Stephen A. Lieber,
                   Gary R. Buesser and Nola Value Fund M. Falcone, CFA.

                   Stephen Lieber. Mr. Lieber is Chairman and Co-Chief Executive Officer of Lieber & Co. and Evergreen Asset Management Corp. He was the founding Partner of Lieber & Co. in 1969 and served as Senior Partner until June, 1994. He is Portfolio Manager of Evergreen Fund, Evergreen Foundation Fund and Evergreen Tax Strategic Foundation Fund. He was a founding General Partner of Vanden Broeck, Lieber & Co. from 1956 to 1969.

                   Gary Buesser. Mr. Buesser joined Lieber & Company as an analyst in 1996. Previously, he was a Portfolio Manager/Analyst with Cowen Asset Management and Shearson Lehman Brothers. Mr. Buesser is currently the Portfolio Manager of the Evergreen Growth & Income

--------------------------------------------------------------------------------
 Fund           Portfolio Manager(s)

                   Fund. Prior to managing the Growth & Income Fund, Mr. Buesser worked as an associate portfolio manager on the Evergreen Foundation Fund and as primary manager for pension and non-profit portfolios. He is a member of the New York Society of Security Analysts and The Association for Investment Management and Research.

                   Nola Falcone, CFA. Nola Falcone is President and Co-Chief Executive Officer of Lieber & Co. and Evergreen Asset Management Corp. She was a General Partner of Lieber & Co. from January, 1981 to June, 1994 and joined Lieber & Co. as a Senior Portfolio Manager in 1974. She is Portfolio Manager for Evergreen Income & Growth Fund and Evergreen Small Cap Equity Fund.

Evergreen Select
Social Principles  Eric M. Wiegand. Eric Wiegand is also responsible for
Fund managing the Evergreen Select Large Cap Blend Fund. Prior to rejoining First Fidelity Bank in 1994, which was acquired by First Union in 1995, Mr. Wiegand was an Assistant Vice President and Portfolio Manager with First Fidelity Bank from 1989-1993. He also served as a Vice President and Senior Portfolio Manager with PNC Bank in Philadelphia from 1993-1994.

Evergreen Select
Balanced Fund      Dean Hawes manages the Fund's equity portfolio. Rollin C.
                   Williams is responsible for the fixed income portfolio of the Fund.

                   Dean Hawes. Dean Hawes has over 22 years of investment experience. He is currently Portfolio Manager of the Evergreen Balanced Fund and a limited number of institutional accounts. Since joining First Union from Merrill Lynch in 1981, Mr. Hawes has been a Vice President and Senior Portfolio Manager.

                   Rollin C. Williams, CFA. Rollin Williams has over 28 years of investment and banking management experience. In addition to managing First Union's Diversified Bond Group Trust and the Evergreen U.S. Government Fund, he is also responsible for the management of over $2.2 billion in fixed income portfolios. Before joining First Union, Mr. Williams was the head of fixed income investment at Dominion Trust Company in Roanoke, VA. Mr. Williams has been with First Union since 1993 when Dominion was acquired by the bank; he started with Dominion Trust Company in 1988. Since joining First Union, Mr. Williams has been a Vice President and Senior Portfolio Manager.

Evergreen Select
Diversified
Value Fund         David C. Francis, CFA. David Francis joined First Union in
                   1994 as Managing Director and Chief Investment Officer.
                   David Francis has over 20 years of equity analysis and investment experience. He is responsible for directing the institutional investment organization for the First Union
                   Capital Management Group. Mr. Francis joined First Union from Federated Investment Counseling, a division of Federated Investors in Pittsburgh, PA, where he managed equities for employee benefit and tax-exempt separate accounts and mutual funds since 1978.


Distributor. Evergreen Distributor, Inc. is each Fund's distributor. Evergreen Distributor, Inc. is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. Evergreen Distributor, Inc. markets the Funds and distributes their shares through broker-dealers, financial planners and other financial representatives. Evergreen Distributor, Inc. is not affiliated with First Union Corporation.


Transfer Agent. Evergreen Service Company is each Fund's transfer agent. Evergreen Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. Evergreen Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.

Administrator. Evergreen Investment Services, Inc. ("EKS") serves as administrator to each Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EKS provides the Funds with facilities, equipment and personnel. For its services as administrator, EKS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:


                            Aggregate Average Daily Net Assets Of Mutual Funds For Which Any
      Administrative Fee        Subsidiary Of First Union Serves As Investment Adviser
              0.050%                            on the first $7 billion
              0.035%                            on the next $3 billion
              0.030%                            on the next $5 billion
              0.020%                            on the next $10 billion
              0.015%                            on the next $5 billion
              0.010%                      on assets in excess of $30 billion

OTHER INFORMATION AND POLICIES

Distribution Plan. The Trust has adopted a distribution plan for the Institutional Service Class shares of each Fund as allowed under the Investment Company Act of 1940. Each Fund's distribution plan permits the Fund to pay an annual service fee of up to 0.25% of the average daily net assets of the class for personal services rendered to shareholders and/or the maintenance of accounts. Each Fund's distribution plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding Institutional Service Shares. For more information about the Funds' distribution plans, see the SAI.


Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as each Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.


Securities Transactions. Under policies established by the Trust's Board of Trustees, each Fund's investment adviser selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, each Fund's investment adviser may select broker-dealers who are affiliated with the adviser. Moreover, the Funds may pay higher commissions to broker-dealers that provide research services, which the adviser may use in advising the Funds or its other clients.


Portfolio Turnover. The estimated annual portfolio turnover rate for each Fund is not expected to exceed the rate set forth below.


                                                        Estimated Annual
                Fund Name                              Portfolio Turnover
                Evergreen Select Strategic Value                      35%
                Evergreen Select Diversified Value                    50%
                Evergreen Select Large Cap Blend                      75%
                Evergreen Select Common Stock                         50%
                Evergreen Select Strategic Growth                    125%
                Evergreen Select Equity Income                        50%
                Evergreen Select Small Cap Value                      50%
                Evergreen Select Social Principles                    75%
                Evergreen Select Balanced                            100%

     A high rate of portfolio turnover (100% or more) may involve correspondingly greater brokerage commissions and other transaction costs, which a Fund and its shareholders must bear. It may also result in the realization of larger amounts of net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Code of Ethics. Each Fund and its adviser have adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and their advisers (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.


Other Classes of Shares. Each Fund, other than Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund, offers two classes of shares, Institutional and Institutional Service. Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund each offer three classes of shares, Charitable, Institutional and Institutional Service. Only Institutional Service Shares are offered through this prospectus. Call the Service Company for information on the other classes of shares, including how to get a prospectus.


FUND PERFORMANCE

Total Return. Total return is the change in value of an investment in a Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.


Yield. Yield is the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond Funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.


Related Performance Information. Evergreen Select Strategic Value Fund, Evergreen Select Large Cap Blend Fund, Evergreen Select Common Stock Fund, Evergreen Select Strategic Growth Fund, Evergreen Select Equity Income Fund and Evergreen Select Social Principles Fund. The Funds commenced operations on or about November 24, 1997. On that date, each of seven common trust funds (each a "CTF") transferred substantially all its assets to the Fund having materially equivalent investment objectives, policies and limitations in exchange for shares of such Fund. After such transfer, each Fund's portfolio of investments was the same as the portfolio of the corresponding CTF immediately prior to the transfer.


     The CTFs are for all practical purposes "predecessors" of the Funds. As a result, the performance for each Fund's Institutional Service Shares is calculated for periods commencing before October 31, 1997, by including the corresponding CTF's average annual total return. The CTF's average annual total return is adjusted to reflect the deduction of fees and expenses as stated under "Expenses." These fees and expenses include management fees, Rule 12b-1 fees and certain other Fund expenses. These fees and expenses have not, however, been adjusted to reflect any expense waivers or reimbursements.


     The quoted performance data includes the performance of the CTFs for periods before the Trust's Registration Statement became effective. In the case of Evergreen Select Strategic Growth Fund, where two CTFs transferred assets into the Fund, performance information provided is for the larger of the two CTFs. The CTFs were not registered under the 1940 Act and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the CTFs had been registered under the 1940 Act, their performance might have been adversely affected. In addition, the CTFs were not subject to the provisions of the Internal Revenue Code with respect to "regulated investment companies," which provisions, if imposed, could have adversely affected the CTFs' performance. Employee benefit plans that invest plan assets in the CTFs may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period if they reflected these charge.


                                                                       10 Years (Or
                                                                          since      Inception
 Fund Name (Predecessor CTF)              1 Year   3 Years   5 Years   Inception)      Date
Evergreen Select Strategic Value Fund
  (Select Value Trust)                    32.92%   26.16%    20.25%      16.29%      12/31/81
  Institutional Service Shares
Evergreen Select Large Cap Blend Fund
  (Charitable Equity Trust)               29.38%   29.69%      N/A       21.82%      12/31/93
  Institutional Service Shares
Evergreen Select Common Stock Fund
  (Common Stock Trust)                    29.75%   26.34%    16.38%      14.62%      12/31/81
  Institutional Service Shares
Evergreen Select Strategic Growth Fund
  (Common Stock Growth Trust)             28.10%     N/A       N/A       29.97%      12/31/94
  Institutional Service Shares
Evergreen Select Equity Income Fund
  (Equity Income Trust)                   24.78%   20.99%    14.15%      13.43%      12/31/78
  Institutional Service Shares
Evergreen Select Social Principles Fund
  (Social Principles Trust)               28.01%   24.50%    18.69%      15.02%      12/31/87
  Institutional Service Shares

Performance of Evergreen Asset Management Corp. for Private Accounts Similar to Evergreen Select Small Company Value Fund. Set forth below is composite performance information relating to the historical performance of actual, fee-paying, fully discretionary equity accounts managed by Evergreen Asset Management Corp. These accounts have investment objectives, policies, strategies, and risks substantially similar to those of Evergreen Select Small Cap Value Fund.


     Evergreen Asset Management Corp.'s composite performance data shown below is presented in accordance with the recommended standards of the Association for Investment Management and Research (commonly referred to as AIMR) retroactively applied for all time periods. All returns include cash and cash equivalents. Securities transactions are accounted for on the trade date and accrual accounting is utilized. The composite's returns are calculated on a time-weighted basis and do not reflect the deduction of fees or expenses.


     The investment results of Evergreen Asset Management Corp.'s composite presented below are unaudited and are not intended to predict or suggest the future returns of the Fund. The performance data set forth below is provided to illustrate the past performance of Evergreen Asset Management Corp. in managing substantially similar accounts and does not represent the performance of the Funds. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data. The accounts contained in the composite are not subject to the same type of expenses as the Funds and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on a mutual fund by federal law. Consequently, the performance results for such accounts could have been adversely affected if they had been regulated under federal laws.

                    Total Assets    No. of
                         at        Accounts                                10 Years (Or
                     9/30/97(SM     as of                                     Since      Inception
 Composite          M) for AIMR    9/30/97    1 Year   3 Years   5 Years    Inception      Date
 Small Cap Value       289.4          2       48.05%   30.22%    27.88%      14.21%      12/1/82
 Composite

Evergreen Select Balanced Fund and Evergreen Select Diversified Value Fund. The following total return information is provided with reference to Evergreen Balanced Fund and Evergreen Value Fund. Evergreen Balanced Fund and Evergreen Value Fund are registered investment companies managed by Evergreen Asset Management Corp. Evergreen Balanced Fund and Evergreen Value Fund have investment objectives, policies and strategies materially equivalent to those of Evergreen Select Balanced Fund and Evergreen Select Diversified Value Fund, respectively. Past performance of the Evergreen Balanced Fund and Evergreen Value Fund is no guarantee of the future performance of Evergreen Select Balanced Fund and Evergreen Select Diversified Value Fund. The performance information set forth below is provided as of October 31, 1997.


    Period                            Evergreen Balanced Fund   Evergreen Value Fund
    One Year                                  19.97%                  27.77%
    Three Years                               17.69%                  22.49%
    Five Years                                13.13%                  17.04%
    Ten Years (or since inception)            12.80%                  16.95%
    Inception Date                            4/1/91                  1/3/91

General. The Funds may include comparative performance information in advertising or in marketing the Funds' shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDA Weisenberger and Value Line, or other industry publications or various indexes such as the S&P 500 Index.

                      (This Page Intentionally Left Blank)

Investment Advisers
First Union National Bank, 201 South College Street, Charlotte, North Carolina
                                                                          28288
Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577


Custodian
State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827


Transfer Agent
Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02116


Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036


Independent Auditors
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110


Distributor
Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019


62263
542267

--------------------------------------------------------------------------------
   PROSPECTUS                                                 November 21, 1997
--------------------------------------------------------------------------------

                                             (Evergreen Funds Logo Appears Here)

EVERGREEN SELECT EQUITY TRUST

----------------------------------------------------------------------------
Evergreen Select Large Cap Blend Fund
Evergreen Select Social Principles Fund
(Each a "Fund," together the "Funds")



CHARITABLE SHARES





     This prospectus explains important information about the Charitable Shares of the Evergreen Select Equity Trust, including information on how the Funds invest and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.


     When you consider investing in a Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.


     By itself, no Fund is a complete investment plan. When considering an investment in any of the Funds, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Funds. You can find information on the risks associated with investing in the Funds under the section called "Fund Descriptions."


     To learn more about the Evergreen Select Equity Trust, call 1-800-343-3453 for a free copy of the Fund's statement of additional information ("SAI") dated November 21, 1997 as supplemented from time to time. The Funds have filed the SAI with the Securities and Exchange Commission and have incorporated it by reference (legally included it) into this prospectus.


Please remember that shares of the Funds are:

o Not deposits or obligations of any bank.
o Not endorsed or guaranteed by any bank.
o Not insured or otherwise protected by the Federal Deposit Insurance Corporation or any other agency.
o Subject to investment risks, including possible loss of the principal amount.





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
                               ----------------




 EXPENSES                                        3
 FUND DESCRIPTIONS                               3
           Investment Objectives                 3
           Securities and Investment Practices
              Used By Each Fund                  4
 BUYING AND SELLING SHARES                       5
           How To Buy Shares                     5
           How to Redeem Shares                  6
           Additional Transaction Policies       6
           Exchanges                             7
           Dividends                             7
           Taxes                                 7
           Shareholder Services                  8


 FUND DETAILS                                    8
           Fund Organization and Service
              Providers                          8
           Other Information And Policies        9
           Fund Performance                     10

--------------------------------------------------------------------------------
                                   EXPENSES
--------------------------------------------------------------------------------
     The tables and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Funds. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund. There are no shareholder transaction expenses.


     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The table below shows the Funds' estimated annual operating expenses for the fiscal period ending June 30, 1998. Each Fund's example shows what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Funds' actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Funds see "Fund Details."


                                                   Management                   Other         Total Operating
                                                     Fees(1)                   Expenses       Expenses (After
 Annual Fund Operating Expenses                  (After Expense    12b-1    (After Expense   Expense Waivers or
(as a percentage of average daily net assets)       Waivers)       Fees     Reimbursement)   Reimbursements)(1)
Evergreen Select Large Cap Blend Fund                0.60%         None         0.11%              0.71%
Evergreen Select Social Principles Fund              0.70%         None         0.16%              0.86%
 Example of Fund Expenses                            1 year       3 years
Evergreen Select Large Cap Blend Fund            $      7         $    23
Evergreen Select Social Principles Fund          $      9         $    27

--------
(1) Each Fund's investment adviser has voluntarily agreed to waive 0.10% of the Fund's investment advisory fee. Without such waivers, each management fee set forth above would be 0.10% higher. The investment advisers currently intend to continue this expense waiver through November 30, 1998; however, each may modify or cancel its expense waiver at any time. See "Fund Details" for more information. Absent expense waivers and/or reimbursements, the Total Operating Expenses for each of the Funds would be as follows:


                                            Management Fee     Other Expenses (Without      Total Fund
 Fund                                      (Without Waivers)       Reimbursements)       Operating Expenses
Evergreen Select Large Cap Blend Fund            0.70%                   --                    0.81%
Evergreen Select Social Principles Fund          0.80%                   --                    0.96%

--------------------------------------------------------------------------------
                               FUND DESCRIPTIONS
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES


     Evergreen Select Large Cap Blend Fund seeks to achieve long-term capital growth. The Fund invests primarily in the equity securities of large companies (i.e., a company with a market capitalization of over $5 billion at the time of investment). The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.


     Evergreen Select Social Principles Fund seeks to provide long-term capital growth. The Fund invests in the equity securities of mid-size companies (i.e., a company with a market capitalization of more than $1 billion but less than $5 billion) that respect human rights, play a role in local communities and produce useful products in an environmentally sound way. The Fund will not invest in companies that produce liquor, tobacco, weapons or nuclear energy.


     Each Fund's investment objective is nonfundamental. As a result, a Fund may change its objective without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. A Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding a Fund's fundamental investment policies or other related investment policies.

SECURITIES AND INVESTMENT PRACTICES USED BY EACH FUND

     You can find more information about the types of securities in which a Fund may invest, the types of investment techniques a Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Funds' SAI contains additional information about these investments and investment techniques.


Equity Securities. Each Fund invests primarily in common stocks. A common stock represents an equity (ownership) interest in a corporation. The Fund expects to profit from stocks primarily by (1) selling shares at a higher price than it paid and (2) earning dividends.


     Each Fund may invest in convertible securities. Convertible securities are corporate securities that can be exchanged for a different type of corporate security. Convertible securities normally purchased by the Funds are convertible preferred stocks and convertible bonds, both of which can be exchanged for common stocks.


     Investments in stocks are subject to market risk, which is the possibility that stock prices in general will decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Also, investing in small companies involves greater risk than investing in larger companies. Small company stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by such companies on limited product lines, markets, and financial and management resources. These and other factors may make small companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small companies may be less marketable than larger companies.


Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Each Fund may purchase put and call options, write covered put and call options, enter into futures contracts and use options on futures contracts. The Funds may use futures and options for hedging purposes only, not for speculation.


     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.


Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.


Securities Lending. To generate income and offset expenses, each Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.


     Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.


Repurchase Agreements. Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement by a Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of a Fund to sell the security in the open market in case of default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of a Fund.


Investing in Securities of Other Investment Companies. The Funds may invest in securities of other investment companies. As a shareholder of another investment company, a fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that a fund currently bears concerning its own operations and may result in some duplication of fees.


When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.


Temporary Defensive Investments. Each Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.


Other Investment Restrictions. Each Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.
--------------------------------------------------------------------------------
                           BUYING AND SELLING SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES


     Charitable investors may buy Charitable shares of the Funds through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. ("EDI") A charitable investor is one that qualifies as a non-profit organization under the Internal Revenue Code of 1986, as amended. Examples of such organizations include charitable trusts, non-profit hospitals, private foundations, private schools and colleges, public charities, religious entities and charitable remainder trusts. Investors may purchase Charitable shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.


Minimum Investment. The minimum initial investment in Charitable shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.


Opening an Account. You may open an account by mailing a signed account application to the particular Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may get an account application by calling 1-800-343-3453.


     Except as provided below, you can only purchase shares by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-343-3453. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.


Offering Price and Other Purchase Information. When you buy a Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. To receive that day's offering price, a Fund must receive and accept your order by the close of regular trading (currently 4:00 p.m. Eastern time); otherwise, you will receive the next day's offering price. For more information, see "How the Funds Calculate Their NAV."


     You may, at a Fund's discretion, pay for shares of a Fund with securities instead of cash. Additionally, if you want to buy a Fund's shares equal in amount to $5 million or more the Fund may require you to pay for those shares with securities instead of cash. A Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, a Fund will value the securities in the manner described under "How the Funds Calculate Their NAV." Investors who receive a Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.


HOW TO REDEEM SHARES

     You may redeem shares of a Fund by mail, telephone or other types of telecommunication.


Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:


     Evergreen Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121


     The signatures on the written request must be properly guaranteed, as described below.


How To Redeem By Telephone. You may redeem your shares by calling 1-800-343-3453 between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) on each business day. You may also redeem shares by sending a facsimile to 617-210-2711 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.


     If you are unable to reach the Funds or the Service Company by telephone, you should redeem by mail.


     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.


Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV computed at the close of the NYSE on the day that a Fund receives your request, if your request is received before 4:00 p.m. Eastern time. If a Fund receives your redemption request after 4:00 p.m. Eastern time, you will receive the next day's NAV. Generally, a Fund pays redemption proceeds within seven days. The Funds may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate Their NAV."


     The Funds may, at their discretion, pay your redemption proceeds with securities instead of cash. However, each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.


     Except as otherwise noted, neither the Funds, the Service Company nor the Funds' distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Funds, the Service Company nor the Funds' distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.


     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed, as described below.


ADDITIONAL TRANSACTION POLICIES

How The Funds Calculate Their NAV. A Fund's NAV equals the value of its shares without sales charges. A Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The Funds compute their NAV as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open.

     The Funds' assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. In addition, securities for which quotations are not readily available are valued by a method that the Board of Trustees believes accurately reflects fair value.


Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.


EXCHANGES

     You may exchange Charitable shares of any Fund for Charitable shares of any other Evergreen Select Fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the Funds to and from which you wish to exchange.


     Signatures on exchange orders must be guaranteed, as described above.


     The Funds reserve the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a year or three exchanges in a calendar quarter.


     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.


     For federal income tax purposes, an exchange is treated as a sale for taxable investors.


DIVIDENDS

     As a shareholder, you are entitled to your share of earnings on a Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that a Fund earns from its stocks plus any interest it receives from its bonds. The Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.


Dividend Schedule. Each Fund pays shareholders its net investment income monthly. Each Fund pays shareholders its net capital gains at least once a year.


Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund.


     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.


TAXES

     Each Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.


     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:


     o Income distributions and net short-term capital gains are taxable as ordinary income.


     o Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.

     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes. You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in the Funds.


SHAREHOLDER SERVICES

     Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-343-3453 or by writing to the Service Company.


Subaccounts. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.

--------------------------------------------------------------------------------
                                 FUND DETAILS
--------------------------------------------------------------------------------
FUND ORGANIZATION AND SERVICE PROVIDERS


Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. Each Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Equity Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.


Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, reviewing, among other things, the Funds' performance and its contractual arrangements with various service providers.


Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.


     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote.


Adviser. The adviser to each Fund is First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union and FUNB are located at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.


Each Fund pays FUNB a fee for its services as set forth below. FUNB's annual advisory fees are expressed as a percentage of average net assets. In addition, FUNB has voluntarily agreed to reduce its advisory fee by 0.10%, resulting in the net advisory fees that are also indicated in the table below.


       Fund                                       Advisory Fee   Net Advisory Fee
       Evergreen Select Large Cap Blend Fund         0.70%            0.60%
       Evergreen Select Social Principles Fund       0.80%            0.70%

     FUNB currently intends to continue waiving 0.10% of each Fund's respective advisory fee through November 30, 1998. However, FUNB may modify or cancel its expense waiver at any time.

Portfolio Managers. Information about the individual portfolio managers responsible for managing each Fund, including their occupations for the past five years, is provided below.
--------------------------------------------------------------------------------
Fund               Portfolio Manager(s)


Evergreen Select Large
Cap Blend Fund     Eric Wiegand is the team leader of a group of four
                   investment professionals who manage this Fund. Managing the Fund along with Mr. Wiegand are Daryl L. Brown, R. Dean
                   Hawes, Dillon Harris and Steven J. Hoeft.

                   Eric M. Wiegand. Eric Wiegand is also responsible for managing the Evergreen Select Social Principles Fund. Prior to rejoining First Fidelity Bank in 1994, which was acquired by First Union in 1995, Mr. Wiegand was an Assistant Vice President and Portfolio Manager with First Fidelity Bank from 1989-1993. He also served as a Vice President and Senior Portfolio Manager with PNC Bank in Philadelphia from 1993-1994.

Evergreen Select
Social Principles Fund Mr. Wiegand also acts as co-manager of the Evergreen Select Large Cap Blend Fund.


Distributor. Evergreen Distributor, Inc. is each Fund's distributor. Evergreen Distributor, Inc. is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. Evergreen Distributor, Inc. markets the Funds and distributes their shares through broker-dealers, financial planners and other financial representatives. Evergreen Distributor, Inc. is not affiliated with First Union Corporation.


Transfer Agent. Evergreen Service Company is each Fund's transfer agent. Evergreen Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. Evergreen Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.


Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to each Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS, provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule.


                            Aggregate Average Daily Net Assets Of Mutual Funds For Which Any
      Administrative Fee        Subsidiary Of First Union Serves As Investment Adviser
              0.050%                            on the first $7 billion
              0.035%                            on the next $3 billion
              0.030%                            on the next $5 billion
              0.020%                            on the next $10 billion
              0.015%                            on the next $5 billion
              0.010%                      on assets in excess of $30 billion

OTHER INFORMATION AND POLICIES

Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as each Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.

Securities Transactions. Under policies established by the Trust's Board of Trustees, each Fund's investment adviser selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, each Fund's investment adviser may select broker-dealers who are affiliated with the adviser. Moreover, the Funds may pay higher commissions to broker-dealers that provide research services, which the adviser may use in advising the Funds or its other clients.


Portfolio Turnover. The estimated annual portfolio turnover rate for each Fund is not expected to exceed the rate set forth below.


                                                      Estimated Annual
                Fund Name                             Portfolio Turnover
                Evergreen Select Large Cap                   75%
                Evergreen Select Social Principles           75%

Code of Ethics. The Trust and FCG have adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and FCG (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.


Other Classes of Shares. Each Fund offers three classes of shares, Charitable, Institutional and Institutional Service. Only Charitable Shares are offered through this prospectus. Call the Service Company for information on the other classes of shares, including how to get a prospectus.


FUND PERFORMANCE

Total return. Total return is the change in value of an investment in a Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.


Yield. Yield is the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond Funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.


Related Performance Information. Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund commenced operations on or about November 24, 1997. On that date, two common trust funds (each a "CTF") transferred substantially all their assets to Funds having materially equivalent investment objectives, policies and limitations in exchange for shares of those Funds. After such transfer, each Fund's portfolio of investments was the same as the portfolio of the corresponding CTF immediately prior to the transfer.


     The CTFs are for all practicle purposes "predecessors" of the Funds. As a result, the performance for each Fund's Charitable Shares is calculated for periods commencing before October 31, 1997, by including the corresponding CTF's average annual total return. The CTFs' average annual total return is adjusted to reflect the deduction of fees and expenses stated under "Expenses." These fees and expenses include management fees and certain other Fund expenses. These fees and expenses have not, however, been adjusted to reflect any expense waivers or reimbursements.


     The quoted performance data includes the performance of the CTFs for periods before the Trust's Registration Statement became effective. The CTFs were not registered under the 1940 Act and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the CTFs had been registered under the 1940 Act, their performance might have been adversely affected. In addition, the CTFs were not subject to the provisions of the Internal Revenue Code with respect to "regulated investment companies," which provisions, if imposed, could have adversely affected the CTFs' performance. Employee benefit plans that invest plan assets in the CTFs may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period if they reflected these charges.

                                                                       10 Years (Or
                                                                          since      Inception
 Fund Name (Predecessor CTF)              1 Year   3 Years   5 Years   Inception)      Date
Evergreen Select Large Cap Blend Fund
  (Charitable Equity Trust)
   Charitable Shares                      29.69%   30.01%      N/A       22.12%      12/31/93
Evergreen Select Social Principles Fund
  (Social Principles Trust)
   Charitable Shares                      28.33%   24.80%    18.98%      15.30%      5/31/88

General. The Funds may include comparative performance information in advertising or in marketing the Fund's shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDA Weisenberger and Value Line, or other industry publications or various indexes such as the S&P 500 Index.

Investment Advisers
First Union National Bank, 201 South College Street, Charlotte, North Carolina
                                                                          28288
Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577


Custodian
State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827


Transfer Agent
Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02116


Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036


Independent Auditors
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110


Distributor
Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019


63578
541916